Segment Information - Schedule of Company’s Performance and Making Key Decisions Regarding Resource (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Performance and Making Key Decisions Regarding Resource [Abstract]
General and administrative expenses	$ 2,135,000	$ 2,000	$ 5,655,000	$ 7,000	$ 77,567	$ 2,358
Development costs	155,000	16,000	244,000	53,000	74,736	41,344
Total operating expenses	$ 2,290,000	$ 18,000	$ 5,899,000	$ 60,000	$ 152,303	$ 43,702